LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Schedule of lease cost

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating lease cost	$162,000	$162,000
Short-term lease cost	-	-
Variable lease cost	-	-
Less: Sublease income	(11,000)	-
Total	$151,000	$162,000

Year Ended December 31, 2022
Operating lease cost	$648,000
Short-term lease cost	-
Variable lease cost	-

Summary of leases by balance sheet category

December 31, 2022
Operating right-of-use assets	$1,661,000
Operating lease liability – current	561,000
Operating lease liability – non-current	1,250,000

Summary of other information related to leases

December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:	-
Operating cash flows related to operating leases	$517,000
Right-of-use assets obtained in exchange for new operating lease liabilities	1,905,000
Weighted-average remaining lease term – operating leases	2.9 years
Weighted-average discount rate – operating leases	8%

Schedule of non cancellable operating leases

2023	$682,000
2024	693,000
2025	609,000
2026	51,000
2027	-
Total lease payments	2,035,000
Less interest	(224,000)
Present value of lease liabilities	$1,811,000